Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income tax (expense) benefit	$ 7,796	$ (4,925)	$ 22,116	$ (10,926)
Effective income tax rate reconciliation percentage	22.40%	17.00%	22.80%
Effective income tax rate reconciliation at federal statutory income tax rate			19.00%